Decommissioning and Rehabilitation Provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Decommissioning and Rehabilitation Provision
Balance - beginning of year	$ 5,286	$ 5,055
Increase due to re-estimation	853	163
Accretion expense, included in finance costs	63	68
Balance - end of year	$ 6,202	$ 5,286